CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (531,022)	$ (228,632)	$ (370,866)	$ (88,656)	$ (64,293)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,959	4,424	6,008	2,323	625
Stock-based compensation	151,983	91,736	137,991	4,858	3,843
Deferred income taxes	2	4	(1,063)	151	(2,002)
Non-cash in-kind services	40,230	28,642	45,729	8,000	0
Loss on forward contract liability	0	1,324	1,324	0	0
Equity in net loss of affiliate	3,067	0	637	0	0
Revaluation of warrant liability	(2,907)	(8,588)	(13,448)
Revaluation of derivative liability	(319)	0
Issuance of common stock for commitment shares	5,564	0
Non-cash interest income			0	0	(298)
Loss on sale of equipment	1,008	0
Impairment expense			14,415	0	0
Changes in operating assets and liabilities:
Inventory	(3,644)	0
Prepaid expenses and other current assets	(7,090)	271	(1,586)	157	(2,588)
Accounts receivable, net		521	658	(763)	47
Accounts payable, accrued expenses and other current liabilities	147,160	19,398	29,668	(9,366)	15,121
Long-term and customer deposits	(4,705)	6,823
Other long-term liabilities	(655)	0	0	(670)	(972)
Net cash used in operating activities	(195,369)	(84,598)	(150,533)	(80,627)	(54,019)
Cash flows from investing activities
Purchases and deposits of property, plant and equipment	(113,680)	(15,180)	(22,324)	(21,100)	(9,155)
Investments in affiliates	(25,000)	(15)
Proceeds from sale of equipment	200	0
Cash paid for acquisitions, net of cash acquired			0	0	(350)
Issuance of related party note receivable			0	0	(2,500)
Investments in affiliate		(15)	(8,817)	0	0
Cash paid towards build-to-suit lease			0	(18,202)	(3,405)
Net cash used in investing activities	(138,480)	(15,195)	(31,141)	(39,302)	(15,410)
Cash flows from financing activities
Business Combination and PIPE financing, net of issuance costs paid	0	616,726	616,726	0	0
Proceeds from the exercise of stock options	4,194	2,204	9,650	1	0
Proceeds from the exercise of stock warrants, net of issuance costs paid	0	263,064	264,548	0	0
Proceeds from landlord on finance lease	0	889	889	0	0
Payments on finance lease liability	(759)	(789)	(1,042)
Proceeds from notes payable	0	4,134	4,134	0	4,100
Payment of note payable	(4,100)	(4,134)	(4,134)	0	0
Payments for issuance costs	(644)	0
Repurchase of Series B redeemable convertible preferred stock from related parties, net of issuance costs paid			0	(31,356)	(1,368)
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid		50,349
Payments on finance lease liability				0	0
Net cash provided by financing activities	71,557	932,443	941,120	35,805	211,732
Net increase (decrease) in cash and cash equivalents, including restricted cash	(262,292)	832,650	759,446	(84,124)	142,303
Cash and cash equivalents, including restricted cash, beginning of period	849,278	89,832	89,832	173,956	31,653
Cash and cash equivalents, including restricted cash, end of period	586,986	922,482	849,278	89,832	173,956
Supplementary cash flow disclosures:
Cash paid for interest	573	683	884	96	96
Cash interest received	456	887	703	1,437	484
Cash paid for income taxes, net of refunds			0	2	0
Supplementary disclosures for noncash investing and financing activities:
Purchases of property, plant and equipment included in liabilities	21,001	2,136	6,751	1,094	1,781
Accrued deferred issuance costs	439	0
Non-cash prepaid in-kind services	0	63,358	46,271	0	0
Accrued Business Combination and PIPE transaction costs	0	285	285	0	0
Net liabilities assumed from VectoIQ	0	21,919	21,919	0	0
Leased assets obtained in exchange for new finance lease liabilities	11,125	0
Common stock issued for commitment shares	5,564	0	213	0	0
Common stock issued for investments in affiliates, including common stock with embedded put right	32,376	0
Settlement of forward contract liability	0	1,324	1,324	0	0
Acquired intangible assets included in liabilities	47,181	0
Non-cash interest received related to related party notes			0	0	298
Non-cash settlement of related party note receivable			0	0	2,500
Property acquired through build-to-suit lease			0	3,243	9,287
Non-cash acquisition of license			0	50,000	0
Stock Purchase Agreement
Cash flows from financing activities
Proceeds from issuance of common stock	72,866	0
VectoIQ Warrants
Adjustments to reconcile net loss to net cash used in operating activities:
Revaluation of warrant liability		(8,588)	(13,448)	0	0
Series A Redeemable Convertible Preferred Stock Warrants
Adjustments to reconcile net loss to net cash used in operating activities:
Revaluation of warrant liability			0	3,339	(3,502)
Series A Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from the exercise of stock warrants, net of issuance costs paid			0	2,160	0
Series C Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid			0	0	209,000
Supplementary disclosures for noncash investing and financing activities:
Stock Issuance Costs Incurred During Noncash Or Partial Noncash Transaction			0	0	2,001
Series D Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of common stock	$ 0	$ 50,349
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid			50,349	65,000	0
Supplementary disclosures for noncash investing and financing activities:
Stock Issuance Costs Incurred During Noncash Or Partial Noncash Transaction			$ 0	$ 4,695	$ 0